Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates Impact

The currency exchange rates that impact the business are shown in the following table:

	Year End Rate			Average Rate
	As of December 31,			For the Years Ended
	2025	2024	2023	2025	2024	2023
Thai Baht	0.0317	0.0291	0.0292	0.0305	0.0284	0.0288
Hong Kong Dollar	0.1285	0.1287	0.1282	0.1282	0.1282	0.1282
Chinese Renminbi	0.1429	0.1370	0.1409	0.1394	0.1391	0.1414

Schedule of Non-Derivative Financial Liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows, including interest if applicable.
Year ended December 31, 2025	Within 1 year	1 to 5 years	Total
Trade payables and other current liabilities	$2,894,846	$-	$2,894,846
Lease liabilities	2,365,069	2,203,473	4,568,542
	$5,259,915	$2,203,473	$7,463,388

Year ended December 31, 2024	Within 1 year	1 to 5 years	Total
Trade payables and other current liabilities	$4,245,794	$-	$4,245,794
Borrowings	44,232	-	44,232
Lease liabilities	1,702,231	951,271	2,653,502
	$5,992,257	$951,271	$6,943,528

Schedule of Financial Assets
	As of December 31,
	2025	2024
Cash and cash equivalents	$24,545,290	$21,936,422
Restricted cash	2,322,790	1,460,380
Withholding taxes receivable, net	3,228,126	2,361,786
Trade receivables, net	4,947,264	5,922,345
Other current assets	1,337,099	65,808
Other financial assets at amortized cost	77,100	-
Other non-current assets	272,827	998,971
Total	$36,730,496	$32,745,712
	As of December 31,
	2025	2024
Trade payables and other current liabilities	$2,894,846	$4,245,794
Lease liabilities	4,222,940	2,560,829
Borrowings	-	44,232
Total	$7,117,786	$6,850,855

Schedule of Estimated Useful Lives of Property and Equipment

Depreciation is calculated using the straight-line method over the following estimated useful lives:

Estimated useful life
Leasehold improvements	Lesser of useful life or remaining lease term
Machinery and equipment	5 years
Office furbishing and equipment	5 years
Vehicles	5,10 years
Smart Cash Solution machines	5 years
Robots	5 years

Schedule of Cost of the Intangible Assets

The cost of intangible assets is being amortized using the straight-line amortization method based on the following estimated useful lives:

Estimated useful life
Computer software	5 years
Intelligent Cloud Platform	10 years
Right-of-use Platform	10 years
Customer base	1 – 3 years
Technical know-how	8 – 10 years
Security Surveillance system	10 years

Schedule of Related Performance Obligations

Revenue is recognized when the related performance obligations are satisfied.

Fixed Fees
Service Type		Performance Obligations	Per delivery / order	Per month
Cash-In-Transit (CIT) – Non Dedicated Vehicles (Non-DV)	(a)	Delivery from point A to point B per customer request. Service obligation is generally completed within same day.	√
Cash-In-Transit (CIT) – Dedicated Vehicles to Banks (DV)	(a)	Delivery from point A to point B per customer request. Service obligation is generally completed within same day.	√
ATM Management	(a)	Includes replenishment of ATM machines and first level maintenance services. Service obligation is generally completed within the same day.	√
Cash Processing (CPC)	(b)	Cash counting, sorting and vaulting services for customers in the retail industry.		√
Cash Center Operations (CCT)	(b)	Cash counting, sorting and depositing for local commercial banks on behalf of Bank of Thailand (BOT).		√
Consolidated Cash Center (CCC)	(b)	Cash counting, sorting and depositing for Bank of Thailand (BOT).		√
Express Cash	(a)	Armored trucks (with onboard Smart Cash Solution machines) and crew teams are assigned to collect cash on behalf of local commercial banks. Service obligation is generally completed within the same day.	√
Coin Processing Service	(a)	Armored vehicles and crew teams are assigned to collect/deliver coins to/from customer sites. Service obligation is generally completed within the same day.	√
Smart Cash Solutions	(b)	Cash deposit machines (Smart Cash Solution Machine) are installed at the customers’ sites for the collection of cash.		√
AI&Robotics Solution - Robotic Solutions	(a) / (b)	Delivery of robots and inspection completed at customer site. Robots are leased out for a fixed term, advertising services are charged at a monthly agreed rate	√	√
AI&Robotics Solution -Smart Retail Solution	(a)	Completion of integrated AI camera installation	√
AI&Robotics Solution - DVGO Subscription service	(b)	Subscription service with customers charged a fixed monthly fee for access to the platform		√

Schedule of Disaggregation Information of Revenue by Service Type

Disaggregation information of revenue by service type which was recognition based on the nature of performance obligation disclosed above is as follows:

	For the year ended December 31,
Service Type	2025	Percentage of total revenue	2024	Percentage of total revenue	2023	Percentage of total revenue
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV)	$12,869,962	36.6%	$12,233,722	37.5%	$11,882,370	36.4%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV)	3,884,178	11.0%	3,643,999	11.2%	3,814,604	11.7%
ATM Management	6,858,228	19.5%	6,710,954	20.6%	7,579,774	23.2%
Cash Processing (CPC)	4,499,048	12.8%	3,660,152	11.2%	3,265,052	10.0%
Cash Center Operations (CCT)	1,772,142	5.0%	1,764,619	5.4%	1,824,381	5.6%
Consolidate Cash Center (CCC)	625,264	1.8%	520,008	1.6%	726,599	2.2%
Smart Cash Solution	4,441,192	12.6%	3,899,564	11.9%	2,794,708	8.6%
Others *	-	0.0%	3,271	0.0%	5,062	0.0%
AI&Robotics Solutions (exclude Smart Retail Solutions)	239,475	0.6%	198,902	0.6%	757,284	2.3%
Smart Retail Solutions	43,212	0.1%	-	-%	-
Total	$35,232,701	100.0%	$32,635,191	100.0%	$32,649,834	100.0%

*	Others include revenues from express cash, coin processing services and international shipment.

Schedule of Total Staff Costs

Total staff costs for the years ended December 31, 2025, 2024, and 2023 was shown as below:

	For the years ended December 31,
	2025	2024	2023
Wages, salaries and other staff benefits	$22,157,712	$21,104,490	$21,142,776
Stock-based compensation expense	1,350,800	1,849,356	1,101,800
Contribution to defined contribution retirement schemes	787,301	719,758	641,671
Current service costs to defined benefit retirement schemes	614,051	524,156	447,576
Total	$24,909,864	$24,197,760	$23,333,823

Schedule of Amended IFRS Accounting Standard

At the date of authorization of these consolidated financial statements, the following certain new and amended IFRS Accounting Standard have been issued but are not yet effective for annual reporting periods ending on 31 December, 2025 and the Company is still evaluating the impact of these new and amended guidance:

Date of issue	Title	Effective date
April 2024	IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
May 2024	IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027
May 2024	Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures: Classification and Measurement of Financial Instruments	January 1, 2026
July 2024	Annual Improvements to IFRS standards - Volume 11	January 1, 2026
December 2024	Amendments to IFRS 9 and IFRS 7: Contracts Referencing Nature-Dependent Electricity	January 1, 2026
August 2025	Amendments to IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027
November 2025	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency	January 1, 2027